UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22027

                                     FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                 Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                             Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code: 856-528-3500

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

January 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 93.4%

Argentina — 1.0%
Bbva Banco Frances SA, ADR	12,931	$327,025

Brazil — 5.6%
Embraer SA	37,100	233,127
Even Construtora e Incorporadora SA*	161,400	316,620
Iochpe Maxion SA	34,150	255,107
Kroton Educacional SA	53,700	273,894
Minerva SA	116,500	352,133
Petrobras Distribuidora SA	32,300	212,900
Suzano Papel e Celulose SA	37,300	241,876

		1,885,657

China — 26.5%
Air China Ltd., Class H	150,000	218,675
Alibaba Group Holding, Ltd., SP ADR*	4,831	986,925
China Communications Services Corp., Ltd., Class H	512,000	324,340
China Construction Bank Corp., Class H	963,000	1,105,593
China Lesso Group Holdings Ltd.	226,000	176,104
China Mobile, Ltd.	63,668	670,449
China Overseas Land & Investment, Ltd.	144,000	556,888
CNOOC, Ltd.	229,000	359,957
Dongfeng Motor Group Co., Ltd., Class H	414,000	539,127
Haier Electronics Group Co. Ltd.*	96,000	327,723
Haitian International Holdings, Ltd.	55,000	171,905

	Number of Shares	Value

COMMON STOCKS — (Continued)

China — (Continued)
Industrial & Commercial Bank of China, Ltd., Class H	474,000	$446,493
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	12,600	260,263
NetEase, Inc., ADR	1,960	627,514
Sinotrans, Ltd., Class H	719,000	436,100
Tencent Holdings, Ltd.	24,200	1,429,916
YY, Inc., ADR*	2,090	277,886

		8,915,858

Czech Republic — 1.5%
Komercni Banka AS	10,936	502,230

Greece — 0.8%
JUMBO SA	14,353	283,696

Hungary — 1.1%
OTP Bank PLC	8,142	377,472

India — 6.5%
HCL Technologies, Ltd.	30,360	470,910
ICICI Bank, Ltd., SP ADR	34,611	380,029
Indiabulls Housing Finance Ltd.	23,655	516,306
Oil India, Ltd.	68,597	386,413
Reliance Industries Ltd., SP GDR(a)	14,856	448,592

		2,202,250

Indonesia — 2.1%
Bank Rakyat Indonesia Persero Tbk PT	2,524,000	697,524

Malaysia — 2.2%
Genting Bhd	155,796	384,918

See accompanying Notes to the Quarterly Portfolio of Investments.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)

Malaysia — (Continued)
Malayan Banking Bhd	134,572	$348,708

		733,626

Mexico — 2.8%
Fibra Uno Administracion Sa de CV, REIT	120,800	190,237
Grupo Financiero Inbursa SAB de CV, Class O	99,000	175,162
Ternium SA, SP ADR	16,552	564,589

		929,988

Poland — 1.0%
Bank Handlowy w Warszawie SA	13,530	342,557

Russia — 3.9%
Globaltrans Investment PLC, SP GDR	40,852	439,568
Novolipetsk Steel PJSC, GDR	8,841	231,721
Ros Agro PLC, GDR	13,478	138,554
Tatneft PJSC, SP ADR	8,089	490,609

		1,300,452

South Africa — 10.6%
Barclays Africa Group, Ltd.	47,671	724,461
Nampak Ltd.*	99,324	127,862
Naspers, Ltd., N Shares	5,262	1,498,593
Sasol, Ltd.	14,684	527,672
Telkom SA SOC, Ltd.	67,904	295,490
Tsogo Sun Holdings, Ltd.	175,438	380,310

		3,554,388

South Korea — 14.0%
Hyundai Mobis Co., Ltd.	1,838	426,001
Hyundai Motor Co.	1,165	176,937
Jeju Air Co., Ltd.	8,516	307,831

	Number of Shares	Value

COMMON STOCKS — (Continued)

South Korea — (Continued)
LG Chem, Ltd.	651	$263,310
Samsung Electronics Co., Ltd.	863	2,017,114
Samsung Life Insurance Co., Ltd.	2,872	346,882
Shinhan Financial Group Co., Ltd.	12,903	640,582
SK Innovation Co., Ltd.	2,747	526,031

		4,704,688

Taiwan — 10.6%
Chicony Electronics Co., Ltd.	118,842	312,855
CTBC Financial Holding Co., Ltd.	706,918	516,557
Hon Hai Precision Industry Co., Ltd.	202,705	639,049
Novatek Microelectronics Corp.	96,692	405,940
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	34,492	1,562,833
Teco Electric and Machinery Co., Ltd.	138,000	132,888

		3,570,122

Thailand — 1.7%
Bangkok Bank PCL, NVDR	28,300	186,833
Kasikornbank PCL, NVDR	53,770	394,466

		581,299

Turkey — 1.5%
Enka Insaat ve Sanayi As	157,983	237,305

See accompanying Notes to the Quarterly Portfolio of Investments.

2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)

Turkey — (Continued)
Turkcell Iletisim Hizmetleri As	66,020	$273,972

		511,277

TOTAL COMMON STOCKS (Cost $20,862,332)		31,420,109

PREFERRED STOCKS — 3.7%

Brazil — 3.7%
Itau Unibanco Holding SA	38,809	636,585
Petroleo Brasileiro SA*	100,900	623,895

		1,260,480

TOTAL PREFERRED STOCKS (Cost $759,126)		1,260,480

EXCHANGE TRADED FUNDS — 2.1%
iShares MSCI Emerging Market Index Fund	13,659	697,019

TOTAL EXCHANGE TRADED FUNDS (Cost $674,657)		697,019

Value

TOTAL INVESTMENTS - 99.2% (Cost $22,296,115)	$33,377,608
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	278,176

NET ASSETS - 100.0%	$33,655,784

*	Non-income producing.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2018 this security amounted to $448,592 or 1.3% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt
SP GDR	Sponsored Global Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

January 31, 2018

(Unaudited)

		Par* Value	Value

CORPORATE BONDS AND NOTES — 20.8%

Austria — 0.0%
OGX Austria GmbH 8.38%, 04/01/2022(a)		$200,000	$20

China — 3.8%
China Evergrande Group 8.75%, 06/28/2025		250,000	258,089

Israel — 3.4%
Israel Electric Corp., Ltd. 6.88%, 06/21/2023(b)		200,000	233,022

Netherlands — 3.1%
Petrobras Global Finance BV 4.38%, 05/20/2023		100,000	99,450
Petrobras Global Finance BV 6.88%, 01/20/2040		100,000	102,801
Petrobras Global Finance BV 6.85%, 06/05/2115		10,000	9,860

			212,111

Russia — 7.9%
Gazprom OAO Via Gaz Capital SA 8.63%, 04/28/2034		150,000	207,000
Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 05/29/2018		150,000	152,180
Russian Railways Via RZD Capital PLC 7.90%, 10/19/2024	RUB	10,000,000	179,029

			538,209

		Par* Value	Value

CORPORATE BONDS AND NOTES — (Continued)

Venezuela — 2.6%
Petroleos de Venezuela SA 6.00%, 11/15/2026(a)(b)		$300,000	$68,700
Petroleos de Venezuela SA 6.00%, 11/15/2026(a)		100,000	22,900
Petroleos de Venezuela SA 5.38%, 04/12/2027(a)		350,000	83,125

			174,725

TOTAL CORPORATE BONDS AND NOTES (Cost $1,661,461)			1,416,176

FOREIGN GOVERNMENT BONDS AND NOTES — 68.6%

Argentina — 6.4%
Argentine Republic Government International Bond 7.63%, 04/22/2046		190,000	200,640
Argentine Republic Government International Bond 6.88%, 01/26/2027		160,000	168,720
Argentine Republic Government International Bond 5.88%, 01/11/2028		70,000	68,110

			437,470

Brazil — 6.1%
Brazil Notas Do Tesouro Nacional Serie F 10.00%, 01/01/2021	BRL	1,000,000	324,182

See accompanying Notes to the Quarterly Portfolio of Investments.

4

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

		Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)

Brazil — (Continued)
Brazil Notas Do Tesouro Nacional Serie F 10.00%, 01/01/2027	BRL	290,000	$92,398

	$		416,580

Colombia — 3.5%
Colombia Government International Bond 10.38%, 01/28/2033		150,000	236,813

Costa Rica — 2.9%
Costa Rica Government International Bond 4.25%, 01/26/2023		200,000	194,000

Croatia — 3.3%
Croatia Government International Bond 6.00%, 01/26/2024		200,000	225,338

Dominican Republic — 3.5%
Dominican Republic International Bond 7.45%, 04/30/2044		200,000	236,500

Egypt — 1.5%
Egypt Government International Bond 6.88%, 04/30/2040		100,000	102,062

Greece — 0.2%
Hellenic Republic Government Bond 3.00%, 02/24/2035(c)	EUR	10,000	11,520

Hungary — 1.1%
Hungary Government International Bond 7.63%, 03/29/2041		50,000	76,144

		Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)

Lebanon — 0.7%
Lebanon Government International Bond 6.38%, 03/09/2020		$50,000	$50,506

Malaysia — 0.6%
Malaysia Government Bond 3.65%, 10/31/2019	MYR	150,000	38,716

Mexico — 7.7%
Mexican Bonos 10.00%, 12/05/2024	MXN	1,200,000	73,006
Mexican Bonos 10.00%, 11/20/2036	MXN	1,000,000	65,600
Petroleos Mexicanos 6.50%, 06/02/2041		125,000	128,431
Petroleos Mexicanos 5.50%, 06/27/2044		200,000	183,782
Petroleos Mexicanos 5.63%, 01/23/2046		50,000	46,000
Petroleos Mexicanos 6.75%, 09/21/2047		25,000	26,125

			522,944

Morocco — 3.1%
Morocco Government International Bond 4.25%, 12/11/2022(b)		200,000	208,194

Pakistan — 1.5%
Pakistan Government International Bond 7.88%, 03/31/2036		100,000	103,382

See accompanying Notes to the Quarterly Portfolio of Investments.

5

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

		Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)

Poland — 3.1%
Republic of Poland Government Bond 1.50%, 04/25/2020	PLN	700,000	$208,092

Romania — 0.9%
Romanian Government International Bond 6.13%, 01/22/2044		50,000	63,375

Serbia — 0.1%
Serbia International Bond 6.75%, 11/01/2024(c)		7,948	8,028

South Africa — 3.1%
Eskom Holdings SOC Ltd. 6.75%, 08/06/2023		200,000	207,234

Sri Lanka — 3.0%
Sri Lanka Government International Bond 6.00%, 01/14/2019(b)		200,000	204,881

Turkey — 7.6%
Export Credit Bank of Turkey 5.88%, 04/24/2019(b)		200,000	204,800
Turkey Government International Bond 7.38%, 02/05/2025		100,000	114,525
Turkey Government International Bond 5.13%, 02/17/2028		200,000	196,318

			515,643

	Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)

Ukraine — 8.5%
Privatbank CJSC Via UK SPV Credit Finance PLC 10.25%, 01/23/2018(a)	$160,000	$51,232
Ukraine Government International Bond 0.00%, 05/31/2040(b)(d)	50,000	33,957
Ukreximbank Via Biz Finance PLC 9.75%, 01/22/2025(b)	250,000	278,800
Ukreximbank Via Biz Finance PLC, 6-M LIBOR + 7.00%, 9.00%, 02/09/2023(b)(d)	210,000	214,242

		578,231

Venezuela — 0.2%
Venezuela Government International Bond 7.00%, 12/01/2018(a)	50,000	14,750

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES (Cost $4,545,421)		4,660,403

U.S. TREASURY OBLIGATIONS — 5.7%

United States Treasury Notes — 5.7%
2.25%, 08/15/2027	200,000	192,070
2.25%, 11/15/2027	200,000	191,945
TOTAL U.S. TREASURY OBLIGATIONS (Cost $395,383)		384,015

See accompanying Notes to the Quarterly Portfolio of Investments.

6

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 0.0%
Brazil — 0.0%
Dommo Energia SA, SP ADR	32	$1,107

TOTAL COMMON STOCKS (Cost $ — )		1,107

TOTAL INVESTMENTS - 95.1% (Cost $6,602,265)	$6,461,701
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%	335,925

NET ASSETS - 100.0%	$6,797,626

*	Par amount denominated in USD unless otherwise noted.
(a)	Investments with a total aggregate value of $240,727 or 3.54% of net assets were in default as of January 31, 2018.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2018 these securities amounted to $1,446,596 or 21.28% of net assets. These securities have been determined by the Adviser to be liquid securities.
(c)	Multi-Step Coupon. Rate disclosed is as of January 31, 2018.
(d)	Variable rate investments. The rate shown is based on the latest available information as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.

Forward foreign currency contracts outstanding as of January 31, 2018 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
USD	74,405	EUR	62,709	03/08/18	SSB	$(3,634)

See accompanying Notes to the Quarterly Portfolio of Investments.

7

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

BRL	Brazilian Real
EUR	Euro
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLC	Public Limited Company
PLN	Polish Zloty
RUB	Russian Ruble
SP ADR	Sponsored American Depository Receipt
SSB	State Street Bank
USD	United States Dollar
6-M	Six Months

See accompanying Notes to the Quarterly Portfolio of Investments.

8

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2018

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Funds’ (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with the procedure adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

9

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of each Fund’s bonds is generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2018, in valuing each Fund’s investments carried at fair value:

	DuPont Capital Emerging Markets Fund
	Total Value at 01/31/18	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Argentina	$327,025	$327,025	$—	$—
Brazil	1,885,657	1,885,657	—	—
China	8,915,858	2,324,493	6,591,365	—
Czech Republic	502,230	—	502,230	—
Greece	283,696	283,696	—	—
Hungary	377,472	377,472	—	—
India	2,202,250	850,939	1,351,311	—
Indonesia	697,524	697,524	—	—
Malaysia	733,626	733,626	—	—
Mexico	929,988	929,988	—	—
Poland	342,557	342,557	—	—
Russia	1,300,452	578,122	722,330	—
South Africa	3,554,388	803,662	2,750,726	—
South Korea	4,704,688	733,832	3,970,856	—
Taiwan	3,570,122	1,562,833	2,007,289	—
Thailand	581,299	—	581,299	—
Turkey	511,277	—	511,277	—
Preferred Stocks	1,260,480	1,260,480	—	—
Exchange Traded Funds	697,019	697,019	—	—

Total Investments	$33,377,608	$14,388,925	$18,988,683	$—

11

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	DuPont Capital Emerging Markets Debt Fund

Assets	Total Value at 01/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$1,416,176	$—	$1,416,176	$—
Foreign Government Bonds and Notes	4,660,403	—	4,660,403	—
U.S. Treasury Obligations	384,015	—	384,015	—
Common Stocks	1,107	1,107	—	—

Total Assets	$6,461,701	$1,107	$6,460,594	$—

Liabilities	Total Value at 01/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Derivatives:
Foreign Currency Contracts Forward Foreign Currency Contracts	$(3,634)	$—	$(3,634)	$—

Total Liabilities	$(3,634)	$—	$(3,634)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

12

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2018, The DuPont Capital Emerging Markets Fund had transfers from Level 1 to Level 2 of $502,230 and Level 2 to Level 1 of $3,728,168. There were no transfers between Levels 1, 2 and 3 in the DuPont Capital Emerging Markets Debt Fund.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For the period ended January 31, 2018, the DuPont Capital Emerging Markets Debt Fund’s average monthly volume of forward foreign currency contracts was as follows:

Forward Foreign Currency Contracts - Payable (Value At Trade Date)	Forward Foreign Currency Contracts - Receivable (Value At Trade Date)
$(24,496)	$24,496

13

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

B. Federal Tax Cost

As of the January 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
DuPont Capital Emerging Markets Fund	$22,296,115	$11,222,085	$(140,592)	$11,081,493
DuPont Capital Emerging Markets Debt Fund	6,602,265	488,034	(628,598)	(140,564)

*	Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

14

EIC VALUE FUND

Portfolio of Investments

January 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 85.1%

Basic Materials — 2.7%
PPG Industries, Inc.	58,750	$6,975,388

Communications — 8.2%
Cisco Systems, Inc.	139,670	5,801,892
ebay, Inc.*	226,700	9,199,486
Verizon Communications, Inc.	114,575	6,195,070

		21,196,448

Consumer, Cyclical — 11.6%
CVS Health Corp.	63,625	5,006,651
Honda Motor Co. Ltd., SP ADR	45,850	1,618,046
Lowe’s Cos, Inc.	64,300	6,734,139
Target Corp.	131,490	9,890,678
Wal-mart Stores, Inc.	62,500	6,662,500

		29,912,014

Consumer, Non-cyclical — 18.5%
GlaxoSmithKline PLC, SP ADR	242,290	9,088,298
Johnson & Johnson	44,190	6,106,616
Kroger Co. (The)	220,925	6,707,283
Mckesson Corp.	39,925	6,742,534
Medtronic PLC	84,335	7,243,533
Pepsico, Inc.	62,530	7,522,359
Procter & Gamble Co. (The)	50,030	4,319,590

		47,730,213

Energy — 9.5%
ConocoPhillips	114,995	6,762,856
Diamond Offshore Drilling, Inc.*	344,985	6,099,335
Exxon Mobil Corp.	83,430	7,283,439

	Number of Shares	Value

COMMON STOCKS — (Continued)

Energy — (Continued)
Schlumberger Ltd.	60,000	$4,414,800

		24,560,430

Financial — 21.4%
American Express Co.	87,180	8,665,692
Franklin Resources, Inc.	76,860	3,259,633
PNC Financial Services Group, Inc. (The)	48,125	7,604,712
SunTrust Banks, Inc.	78,030	5,516,721
Torchmark Corp.	58,577	5,321,720
Travelers Cos, Inc. (The)	54,980	8,242,602
Us Bancorp	141,465	8,083,310
Wells Fargo & Co.	129,995	8,551,071

		55,245,461

Industrial — 2.8%
United Parcel Service, Inc., Class-B	57,550	7,327,266

REITs-Diversified — 1.3%
Annaly Capital Management, Inc. REIT	306,550	3,231,037

REITs-Office Property — 0.8%
Mack-Cali Realty Corp. REIT	105,830	2,124,008

Technology — 4.8%
Microsoft Corp.	44,470	4,225,095
QUALCOMM, Inc.	64,800	4,422,600
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	82,145	3,721,990

		12,369,685

See accompanying Notes to the Quarterly Portfolio of Investments.

1

EIC VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)

Utilities — 3.5%
Exelon Corp.	232,885	$8,968,401

TOTAL COMMON STOCKS (Cost $148,141,543)		219,640,351

SHORT-TERM INVESTMENT — 15.1%

Exchange Traded Fund — 5.0%
iShares Short Treasury Bond ETF 1.31%(a)	116,365	12,844,369

Money Market Fund — 10.1%
Dreyfus Institutional Treasury Securities Advantage Fund, Premier Shares 0.90%(b)	26,180,393	26,180,393

TOTAL SHORT-TERM INVESTMENT (Cost $39,018,862)		39,024,762

TOTAL INVESTMENTS - 100.2% (Cost $187,160,405)		258,665,113
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(460,383)

NET ASSETS - 100.0%		$258,204,730

*	Non-income producing.
(a)	Rate periodically changes. Rate disclosed is the 30-day SEC yield at January 31, 2018.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2018.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2018

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/18	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$219,640,351	$219,640,351	$—	$—
Short-Term Investment	39,024,762	39,024,762	—	—

Total Investments	$258,665,113	$258,665,113	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

For the period ended January 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Fund.

B. Federal Tax Cost:

As of the January 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund was as follows:

Federal tax cost*	$187,160,405

Gross unrealized appreciation	$72,301,221
Gross unrealized depreciation	(796,513)

Net unrealized appreciation	$71,504,708

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments

January 31, 2018

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

CORPORATE BONDS AND NOTES — 48.6%

Agriculture — 0.5%
Reynolds American, Inc., Co. Gty., 4.45%, 06/12/25 (b)	Baa2/BBB+	$180	$188,540

Airlines — 2.1%
American Airlines 2013-2 Class B Pass Through Trust, 5.60%, 01/15/22 144A(c)	NR/BBB-	285	293,620
American Airlines 2017-1 Class AA Pass Through Trust, 3.65%, 08/15/30	Aa3/NR	200	202,060
American Airlines 2017-2 Class AA Pass Through Trust, 3.35%, 04/15/31	Aa3/NR	288	285,007
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 12/20/21 144A(c)	A3/BBB+	105	108,431

			889,118

Automobiles & Components — 0.7%
Ford Motor Credit Co., LLC, Sr. Unsec. Notes, 2.343%, 11/02/20	Baa2/BBB	313	307,669

Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., Co. Gty., 3.70%, 02/01/24	A3/A-	145	149,039
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.70%, 02/01/36 (b)	A3/A-	115	126,917
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.90%, 02/01/46 (b)	A3/A-	138	155,941

			431,897

Distribution/Wholesale — 0.3%
Global Partners LP / GLP Finance Corp., Co. Gty., 6.25%, 07/15/22 (b)	B2/B+	104	106,210

Diversified Financial Services — 13.4%
Bank of America Corp., Sr. Unsec. Notes, 3-M LIBOR + 0.79%, 3.004%, 12/20/23 144A(b)(d)(e)	A3/A-	353	349,400
Bank of America Corp., Sub. Notes, 4.45%, 03/03/26	Baa2/BBB+	118	123,808
Bank of Nova Scotia (The), Jr. Sub. Notes, 3-M LIBOR + 2.648%, 4.65%, 10/12/22 (b)(d)(e)(f)	Baa3/BBB-	106	104,940
Barclays Bank PLC, Sr. Unsec. Notes, 3-M LIBOR + 0.46%, 2.165%, 01/11/21 (b)(d)	A1/A	315	315,674
Barclays PLC, Sub. Notes, 4.836%, 05/09/28 (b)	Baa3/BB+	305	312,692
Citigroup, Inc., Sr. Unsec. Notes, 3-M LIBOR + 1.43%, 2.911%, 09/01/23 (b)(d)	Baa1/BBB+	203	210,120
Citigroup, Inc., Sr. Unsec. Notes, 3-M LIBOR + 1.563%, 3.887%, 01/10/28 (b)(d)(e)	Baa1/BBB+	200	204,221
Citigroup, Inc., Sub. Notes, 4.60%, 03/09/26	Baa3/BBB	181	190,763
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB	174	202,543
GE Capital International Funding Co., Co. Gty., 2.342%, 11/15/20	A2/A	215	212,016
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 3.50%, 11/16/26 (b)	A3/BBB+	182	179,396
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 3-M LIBOR + 1.75%, 3.51%, 10/28/27 (b)(d)	A3/BBB+	250	266,271
HSBC Capital Funding LP/Jersey Channel Islands, Ltd., Co. Gty., 3-M LIBOR + 4.98%, 10.176%, 06/30/30 144A(b)(d)(e)(f)	Baa2/BBB-	325	526,500
Intesa Sanpaolo SpA, Sr. Unsec. Notes, 3.375%, 01/12/23 144A	Baa1/BBB	200	198,185
JPMorgan Chase & Co., Jr. Sub. Notes, 3-M LIBOR + 2.58%, 4.625%, 11/01/22 (b)(d)(e)(f)	Baa3/NR	211	205,092
JPMorgan Chase & Co., Jr. Sub. Notes, 3-M LIBOR + 3.47%, 7.90%, 04/30/18 (b)(d)(e)(f)	Baa3/BBB-	387	392,321
JPMorgan Chase & Co., Sr. Unsec. Notes, 2.70%, 05/18/23 (b)	A3/A-	260	254,954
Morgan Stanley, Sr. Unsec. Notes, 5.50%, 07/24/20	A3/BBB+	425	452,990
Morgan Stanley, Sr. Unsec. Notes, 4.30%, 01/27/45	A3/BBB+	40	42,487
Nasdaq Inc., Sr. Unsec. Notes, 3.85%, 06/30/26 (b)	Baa2/BBB	238	239,281
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/BBB+	145	172,682

See accompanying Notes to the Quarterly Portfolio of Investments.

1

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

CORPORATE BONDS AND NOTES — (Continued)

Diversified Financial Services — (Continued)
Santander UK PLC, Sr. Unsec. Notes, 3-M LIBOR + 0.30%, 1.685%, 11/03/20 (d)	Aa3/A	$216	$215,825
Synchrony Financial, Sr. Unsec. Notes, 2.60%, 01/15/19 (b)	NR/BBB-	164	164,356
Trinity Acquisition PLC, Co. Gty., 4.40%, 03/15/26 (b)	Baa3/BBB	43	44,560

			5,581,077

Energy — 3.6%
Cimarex Energy Co., 3.90%, 05/15/27 (b)	Baa3/BBB-	75	75,747
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22 144A(b)	Caa1/B+	204	204,892
Endeavor Energy Resources LP / EER Finance, Inc., Sr. Unsec. Notes, 5.50%, 01/30/26 144A(b)	B3/BB-	16	16,200
Endeavor Energy Resources LP / EER Finance, Inc., Sr. Unsec. Notes, 5.75%, 01/30/28 144A(b)	B3/BB-	25	25,438
EnLink Midstream Partners LP, Jr. Sub. Notes, 3-M LIBOR + 4.11%, 6.00%, 12/15/22 (b)(d)(e)(f)	Ba3/BB	79	78,210
Gulfport Energy Corp., Co. Gty., 6.375%, 01/15/26 144A(b)	B2/BB-	83	84,245
Marathon Petroleum Corp., Sr. Unsec. Notes, 4.75%, 09/15/44 (b)	Baa2/BBB	118	125,012
McDermott International, Inc., Sec. Notes, 8.00%, 05/01/21 144A(b)	B2/BB-	127	130,651
PBF Holding Co., LLC / PBF Finance Corp., Co. Gty., 7.25%, 06/15/25 (b)	B1/BB	200	210,670
Petroleos Mexicanos, Co. Gty., 6.75%, 09/21/47 144A	NR/BBB+	205	214,225
Range Resources Corp., Co. Gty., 5.00%, 03/15/23 (b)	Ba3/BB+	95	95,238
Sunoco LP / Sunoco Finance Corp., Co. Gty., 5.50%, 02/15/26 144A(b)	B1/BB-	129	131,703
Williams Partners LP, Sr. Unsec. Notes, 4.30%, 03/04/24 (b)	Baa3/BBB	80	83,348
Williams Partners LP, Sr. Unsec. Notes, 4.00%, 09/15/25 (b)	Baa3/BBB	35	35,580

			1,511,159

Food — 1.0%
Kroger Co. (The), Sr. Unsec. Notes, 3.70%, 08/01/27 (b)	Baa1/BBB	184	181,656
McDonald’s Corp., Sr. Unsec. Notes, 3.70%, 01/30/26 (b)	Baa1/BBB+	26	26,589
Rite Aid Corp., Co. Gty., 6.125%, 04/01/18 144A(b)	B3/B-	215	200,488

			408,733

Healthcare — 0.3%
Allergan Funding SCS, Co. Gty., 4.75%, 03/15/45 (b)	Baa3/BBB	11	11,608
Mylan NV, Co. Gty., 3.95%, 06/15/26 (b)	Baa3/BBB-	69	68,573
Mylan NV, Co. Gty., 5.25%, 06/15/46 (b)	Baa3/BBB-	30	32,304
Valeant Pharmaceuticals International, Inc., Sr. Sec. Notes, 5.50%, 11/01/20 144A(b)	Ba3/BB-	17	17,128

			129,613

Industrial — 2.1%
ERAC USA Finance LLC, Co. Gty., 4.50%, 02/15/45 144A(b)	Baa1/BBB+	215	218,141
General Electric Capital Corp., Sub. Notes, 5.30%, 02/11/21	A3/A-	75	79,820
General Electric Co., Jr. Sub. Notes, 3-M LIBOR + 3.33%, 5.00%, 01/21/21 (b)(d)(e)(f)	Baa1/BBB+	104	105,300
Heathrow Funding Ltd., Sr. Sec. Notes, 4.875%, 07/15/21 144A	NR/A-	100	106,522
Pitney Bowes, Inc., Sr. Unsec. Notes, 4.125%, 05/15/22 (b)	Ba1/BBB-	110	104,500
Royal Caribbean Cruises Ltd., Sr. Unsec. Notes, 2.65%, 11/28/20	Baa3/BBB-	39	38,867
Sydney Airport Finance Co. Pty Ltd., Sr. Sec. Notes, 3.375%, 04/30/25 144A(b)	Baa1/BBB	70	68,517

See accompanying Notes to the Quarterly Portfolio of Investments.

2

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

CORPORATE BONDS AND NOTES — (Continued)

Industrial — (Continued)
United Technologies Corp., Sr. Unsec. Notes, 1.50%, 11/01/19	A3/A-	$139	$136,843

			858,510

Insurance — 7.1%
Allstate Corp. (The), Jr. Sub. Notes, 3-M LIBOR + 2.12%, 6.50%, 05/15/57 (b)(d)(e)	Baa1/BBB	325	393,250
American International Group, Inc., Jr. Sub. Notes, 3-M LIBOR + 4.195%, 8.175%, 05/15/58 (b)(d)(e)	Baa2/BBB-	325	442,000
Chubb Corp. (The), Co. Gty., 3-M LIBOR + 2.25%, 3.972%, 03/29/67 (b)(d)	Baa1/BBB+	487	485,174
Liberty Mutual Group, Inc., Co. Gty., 3-M LIBOR + 2.905%, 4.493%, 03/15/37 144A(b)(d)(e)	Baa3/BB+	421	413,632
Massachusetts Mutual Life Insurance Co., 4.90%, 04/01/77 144A	NR/AA-	179	194,781
MetLife, Inc., 3-M LIBOR + 2.205%, 6.40%, 12/15/66 (b)(e)	Baa2/BBB	216	248,432
Pricoa Global Funding I, Sec. Notes, 2.45%, 09/21/22 144A	A1/AA-	150	146,509
Principal Financial Group, Inc., Co. Gty., 3.10%, 11/15/26 (b)	Baa1/BBB+	195	188,834
Prudential Financial, Inc., Jr. Sub. Notes, 3-M LIBOR + 3.04%, 5.20%, 03/15/44 (b)(d)(e)	Baa2/BBB+	400	424,000

			2,936,612

Lodging — 0.4%
Wyndham Worldwide Corp. Sr. Unsec. Notes, 4.50%, 04/01/27 (b)	Baa3/BBB-	181	181,808

Media — 4.2%
CCO Holdings LLC / CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/26 144A(b)	B1/BB	94	97,290
Charter Communications Operating, LLC / Charter Communications Operating Capital., Sr. Sec. Notes, 4.464%, 07/23/22 (b)	Ba1/BBB-	220	227,564
Comcast Corp., Co. Gty., 3.30%, 02/01/27 (b)	A3/A-	203	200,224
Discovery Communications, LLC, Co. Gty., 5.00%, 09/20/37 (b)	Baa3/BBB-	68	69,455
Grupo Televisa SAB, Sr. Unsec. Notes, 5.00%, 05/13/45 (b)	Baa1/BBB+	200	196,392
Numericable-SFR SAS, Sr. Sec. Notes, 6.25%, 05/15/24 144A(b)	B1/B+	250	239,062
Sirius XM Radio, Inc., Co. Gty., 5.00%, 08/01/27 144A(b)	Ba3/BB	94	93,445
Viacom, Inc., Sr. Unsec. Notes, 6.875%, 04/30/36	Baa3/BBB-	166	196,401
VTR Finance BV, Sr. Sec. Notes, 6.875%, 01/15/24 144A(b)	B1/B+	425	447,312

			1,767,145

Mining — 2.4%
BHP Billiton Finance USA Ltd., Co. Gty., USSW5 + 5.093%, 6.75%, 10/19/75 144A(b)(d)	Baa2/BBB+	200	232,900
Cleveland-Cliffs, Inc., Sr. Sec. Notes, 4.875%, 01/15/24 144A(b)	Ba3/BB-	82	81,590
Ferroglobe PLC / Globe Specialty Metals, Inc., Co. Gty., 9.375%, 03/01/22 144A(b)	(P)B3/NR	150	163,312
First Quantum Minerals Ltd., Co. Gty., 7.25%, 04/01/23 144A(b)	B3/B-	200	211,750
Teck Resources Ltd., Co. Gty., 5.20%, 03/01/42 (b)	Ba3/BB+	296	298,220

			987,772

Pipe Lines Ex Natural Gas — 2.2%
Andeavor Logistics LP, Co. Gty., 4.25%, 12/01/27 (b)	Ba1/BBB-	168	168,969
Enbridge, Inc., Sr. Unsec. Notes, 5.50%, 12/01/46 (b)	Baa3/BBB+	136	162,420
Enterprise Products Operating LLC, Co. Gty., 3-M LIBOR + 2.68%, 7.034%, 01/15/68 (b)(d)(e)	Baa2/BBB-	211	212,319
Kinder Morgan Energy Partners LP, Co. Gty., 9.00%, 02/01/19	Baa3/BBB-	130	138,189

See accompanying Notes to the Quarterly Portfolio of Investments.

3

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

CORPORATE BONDS AND NOTES — (Continued)

Pipe Lines Ex Natural Gas — (Continued)
MPLX LP, 5.20%, 03/01/47 (b)	Baa3/BBB	$117	$128,943
Spectra Energy Partners LP, Sr. Unsec. Notes, 3.375%, 10/15/26 (b)	Baa2/BBB+	97	94,518

			905,358

Technology — 1.3%
j2 Cloud Services, LLC / j2 Global Co-Obligor, Inc., Co. Gty., 6.00%, 07/15/25 144A(b)	Ba3/BB	100	105,750
NXP BV / NXP Funding, LLC, Sr. Unsec. Notes, 3.875%, 09/01/22 144A	Ba1/BBB-	448	451,920

			557,670

Telecommunications — 1.7%
AT&T, Inc., Sr. Unsec. Notes, 4.50%, 05/15/35 (b)	Baa1/BBB+	300	295,486
AT&T, Inc., Sr. Unsec. Notes, 4.75%, 05/15/46 (b)	Baa1/BBB+	70	67,807
Tencent Holdings Ltd., Sr. Unsec. Notes, 3.595%, 01/19/28 144A(b)	A2/A+	200	197,046
Verizon Communications, Inc., Sr. Unsec. Notes, 5.012%, 08/21/54	Baa1/BBB+	60	61,933
Verizon Communications, Inc., Sr. Unsec. Notes, 4.672%, 03/15/55	Baa1/BBB+	72	70,553

			692,825

Utilities — 4.3%
Black Hills Corp., Sr. Unsec. Notes, 4.25%, 11/30/23 (b)	Baa2/BBB	100	103,425
Black Hills Corp., Sr. Unsec. Notes, 3.95%, 01/15/26 (b)	Baa2/BBB	193	196,475
Cleveland Electric Illuminating Co. (The), Sr. Unsec. Notes, 3.50%, 01/01/28 144A(b)	Baa3/BBB-	150	147,179
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A	Baa3/BBB-	163	177,128
Electricite de France SA, Jr. Sub. Notes, USSW10 + 3.709%, 5.25%, 01/29/23 144A(b)(d)(f)	Baa3/BB	208	213,720
Enel Finance International NV, Co. Gty., 2.75%, 04/06/23 144A	Baa2/BBB+	200	194,310
Exelon Corp., Sr. Unsec. Notes, 3.40%, 04/15/26 (b)	Baa2/BBB-	91	89,896
FirstEnergy Corp., Sr. Unsec. Notes, 4.85%, 07/15/47 (b)	Baa3/BB+	79	87,088
IPALCO Enterprises, Inc., Sr. Sec. Notes, 3.70%, 09/01/24 (b)	Baa3/BB+	103	102,241
Kansas City Power & Light Co., Sr. Unsec. Notes, 4.20%, 06/15/47 (b)	Baa1/BBB+	167	171,346
Southern Co. Gas Capital Corp., Co. Gty., 3.95%, 10/01/46 (b)	Baa1/A-	98	94,922
Southern Co. Gas Capital Corp., Co. Gty., 4.40%, 05/30/47 (b)	Baa1/A-	211	219,798

			1,797,528

TOTAL CORPORATE BONDS AND NOTES (Cost $19,743,797)			20,239,244

ASSET BACKED SECURITIES — 18.6%
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A3, 1.70%, 07/08/20 (b)	NR/AAA	101	101,310
Antares CLO 2017-1 Ltd., Class B, 3-M LIBOR + 2.40%, 4.145%, 07/20/28 144A(b)(c)(d)	NR/AA	275	277,278
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, 1-M LIBOR + 0.99%, 2.233%, 12/15/27 144A(b)(d)	Aaa/NR	140	140,001
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL2, Class A, 1-M LIBOR + 0.99%, 2.578%, 08/15/27 144A(b)(d)	Aaa/NR	213	213,062
BCC Funding XIII, LLC, Series 2016-1, Class A2, 2.20%, 12/20/21 144A(b)(c)	Aa2/NR	246	245,388
Carlyle Global Market Strategies CLO Ltd., Series 2014-3A, Class B, 3-M LIBOR + 2.15%, 3.91%, 07/27/26 144A(b)(c)(d)	A1/NR	500	506,993
Chase Issuance Trust, Series 2015-A2, Class A2, 1.59%, 02/18/20 (b)	Aaa/AAA	440	439,937
CPS Auto Receivables Trust, Series 2015-B, Class A, 1.65%, 11/15/19 144A(b)	NR/AAA	17	17,289
CPS Auto Receivables Trust, Series 2015-C, Class B, 2.55%, 02/18/20 144A(b)	NR/AAA	145	145,278

See accompanying Notes to the Quarterly Portfolio of Investments.

4

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

ASSET BACKED SECURITIES — (Continued)
CPS Auto Trust, Series 2016-D, Class B, 2.11%, 03/15/21 144A(b)	NR/AA	$281	$279,354
DB Master Finance, LLC, Series 2017-1A, Class A2I, 3.629%, 11/20/47 144A(b)	NR/BBB	62	62,223
DRB Prime Student Loan Trust 2016-B, Class A2, 2.89%, 06/25/40 144A(b)	Aaa/NR	78	76,858
DRB Prime Student Loan Trust 2017-A, Class A2B, 2.85%, 05/27/42 144A(b)	Aaa/NR	387	381,523
Drive Auto Receivables Trust, Series 2016-CA, Class B, 2.37%, 11/16/20 144A(b)	Aaa/AA	121	121,097
DT Auto Owner Trust, Series 2017-3A, Class B, 2.40%, 05/17/21 144A(b)	NR/AA	120	119,677
Flagship Credit Auto Trust, Series 2016-1, Class A, 2.77%, 12/15/20 144A(b)	NR/AAA	77	77,005
Golub Capital Partners CLO 19B-R Ltd., Class A2, 3-M LIBOR + 1.80%, 3.552%, 07/26/29 144A(b)(c)(d)	Aa2/NR	340	340,639
Greystone Commercial Real Estate Notes 2017-FL1 Ltd., Class A, 1-M LIBOR + 1.55%, 3.138%, 03/15/27 144A(b)(c)(d)	Aaa/NR	100	100,764
IVY Hill Middle Market Credit Fund XII Ltd., Class A2, 3-M LIBOR + 2.25%, 3.995%, 07/20/29 144A(b)(c)(d)	Aa2/NR	340	341,822
MVW Owner Trust, Series 2016-1A, Class A, 2.25%, 12/20/33 144A(b)	NR/A+	131	128,223
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1-M LIBOR + 1.35%, 2.911%, 09/27/21 144A(d)	Aaa/NR	309	311,053
NextGear Floorplan Master Owner Trust, Class A2, 2.54%, 04/18/22 144A(b)	Aaa/AAA	265	263,224
North End CLO, Ltd., Series 2013-1A, Class B, 3-M LIBOR + 1.65%, 3.381%, 07/17/25 144A(b)(c)(d)	NR/AA	1,000	998,988
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23 144A(b)	A2/NR	108	107,285
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%, 09/15/34 144A(b)	Aaa/AAA	300	297,757
SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1-M LIBOR + 0.75%, 2.309%, 10/15/35 144A(b)(d)	Aaa/AAA	154	155,310
Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.77%, 05/25/26 144A(b)	NR/AA	257	256,836
Sofi Consumer Loan Program LLC, Series 2018-1, Class B, 3.65%, 02/25/27 144A(b)	NR/A	148	147,981
Sofi Professional Loan Program LLC, Series 2017-C, Class B, 3.56%, 07/25/40 144A(b)(d)	NR/A+	201	194,362
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/20/41 144A(b)(c)	NR/A+	291	301,658
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83%, 02/22/38 144A(b)	NR/A	215	210,646
TAL Advantage V LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39 144A(b)	NR/A	6	6,401
Textainer Marine Containers V Ltd., Series 2017-1A, Class A, 3.72%, 05/20/42 144A(b)	NR/A	120	120,497
Triton Container Finance IV, LLC, Series 2017-2A, Class A, 3.62%, 08/20/42 144A(b)	NR/A	39	39,374
VSE VOI Mortgage LLC, Series 2016-A, Class A, 2.54%, 07/20/33 144A(b)	NR/A+	224	220,417

TOTAL ASSET BACKED SECURITIES (Cost $7,760,803)			7,747,510

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class A, 1-M LIBOR + 1.10%, 2.659%, 07/15/30 144A(d)	NR/AAA	50	49,875
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.518%, 05/10/35 144A(d)	Baa1/NR	350	346,060
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class C, 4.287%, 12/10/49(b)(d)	NR/NR	67	66,652
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.684%, 01/25/48 144A(b)(d)	NR/NR	90	90,004
Latitude Management Real Estate Investors, Inc., Series 2016-CRE2, Class A, 1-M LIBOR + 1.70%, 3.261%, 11/24/31 144A(b)(c)(d)	Aaa/NR	125	126,250
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.288%, 10/15/30 144A(d)	NR/A+	540	536,273

See accompanying Notes to the Quarterly Portfolio of Investments.

5

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
MSDB Trust, Series 2017-712F, Class C, 3.628%, 07/11/39 144A(d)	NR/A-	$31	$30,537

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,240,925)			1,245,651

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 12.9%
FHLMC Gold Pool TBA, 3.50%, 08/01/47	Aaa/AA+	451	455,369
FNMA Pool TBA, 2.50%, 04/25/29	Aaa/AA+	1,471	1,448,705
FNMA Pool TBA, 4.00%, 08/01/47	Aaa/AA+	1,424	1,470,892
FNMA Pool TBA, 3.00%, 08/01/47	Aaa/AA+	918	899,748
GNMA Pool TBA, 3.50%, 12/20/44	Aaa/AA+	1,094	1,113,829

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $5,453,806)			5,388,543

MUNICIPAL BONDS — 1.0%
State of California, Build America Bonds, GO, 7.55%, 04/01/39	Aa3/AA-	270	419,674

TOTAL MUNICIPAL BONDS (Cost $379,358)			419,674

U.S. TREASURY OBLIGATIONS — 13.1%
United States Treasury Inflation Indexed Bond, 0.75%, 02/15/45	Aaa/AA+	383	379,531
United States Treasury Inflation Indexed Bond, 1.00%, 02/15/46	Aaa/AA+	120	126,030
United States Treasury Note, 1.625%, 08/31/22	Aaa/AA+	202	194,466
United States Treasury Note, 1.875%, 09/30/22	Aaa/AA+	74	72,222
United States Treasury Note, 1.875%, 08/31/24	Aaa/AA+	526	502,075
United States Treasury Note, 2.00%, 10/31/22	Aaa/AA+	129	125,631
United States Treasury Note, 2.125%, 12/31/22	Aaa/AA+	131	128,167
United States Treasury Note, 2.125%, 09/30/24	Aaa/AA+	1,440	1,393,110
United States Treasury Note, 2.25%, 08/15/27	Aaa/AA+	2,190	2,103,554
United States Treasury Note, 2.75%, 08/15/47	Aaa/AA+	429	412,669

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,551,143)			5,437,455

		Number of Shares

PREFERRED STOCK — 1.3%

Diversified Financial Services — 1.3%
CoBank ACB, 3-M LIBOR + 4.557%, 6.25% 144A(b)(d)(e)(f)	NR/BBB+	5,200	552,240

TOTAL PREFERRED STOCK (Cost $542,100)			552,240

REGISTERED INVESTMENT COMPANY — 14.2%
BlackRock Liquidity Funds Fedfund Portfolio, Institutional Shares, 1.22%(g)	Aaa/AA+	5,903,976	5,903,976

TOTAL REGISTERED INVESTMENT COMPANY (Cost $5,903,976)			5,903,976

TOTAL INVESTMENTS - 112.7% (Cost $46,575,908)			46,934,293
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.7)%			(5,274,564)

NET ASSETS - 100.0%			$41,659,729

(a)	Ratings for debt securities are unaudited. All ratings are as of January 31, 2018 and may have changed subsequently.
(b)	This security is callable.
(c)	Security is deemed illiquid at January 31, 2018.

See accompanying Notes to the Quarterly Portfolio of Investments.

6

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

(d)	Floating or variable rate security. Rate disclosed is as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Fixed to float security. Fixed rate indicated is rate effective at January 31, 2018. Security will convert at a future date to a floating rate of referenced rate and spread in the description above.
(f)	Security is perpetual. Date shown is next call date.
(g)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2018.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At January 31, 2018, these securities amounted to $15,640,424 or 37.5% of net assets. These securities have been determined by the Adviser to be liquid securities, unless otherwise noted.

Legend
CLO	Collateralized Loan Obligation
Co. Gty.	Company Guaranty
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FREMF	Federal Home Loan Mortgage Corp. (Multi-Family)
GNMA	Government National Mortgage Association
GO	General Obligations
Jr.	Junior
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NR	Not Rated
(P)	Provisional Rating
PLC	Public Limited Company
Sec.	Secured
Sr.	Senior
Sub.	Subordinated
TBA	To Be Announced
Unsec.	Unsecured
USSW5	USD Swap Semi 30/360 5 Year
USSW10	USD Swap Semi 30/360 10 Year
1-M	One Month
3-M	Three Months

See accompanying Notes to the Quarterly Portfolio of Investments.

7

INSIGHT INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2018

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Insight Investment Grade Bond Fund’s (the “Fund“) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) markets system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and the asked prices for such security in the over-the-counter market. Fixed income securities are valued based on the market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

INSIGHT INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/18	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$20,239,244	$—	$20,239,244	$—
Asset Backed Securities	7,747,510	—	7,747,510	—
Commercial Mortgage-Backed Securities	1,245,651	—	1,245,651	—
Residential Mortgage-Backed Securities	5,388,543	—	5,388,543	—
Municipal Bonds	419,674	—	419,674	—
U.S. Treasury Obligations	5,437,455	—	5,437,455	—
Preferred Stock	552,240	552,240	—	—
Registered Investment Company	5,903,976	5,903,976	—	—

Total Investments	$46,934,293	$6,456,216	$40,478,077	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2018, there was a transfer from level 2 to level 1 of $552,240 due to having an active market for the security.

9

INSIGHT INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

B. Federal Tax Cost

As of the January 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$46,575,908

Gross unrealized appreciation	$777,984
Gross unrealized depreciation	(419,599)

Net unrealized appreciation	$358,385

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

10

LATEEF FOCUSED GROWTH FUND

(formerly Lateef Fund)

Portfolio of Investments

January 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.3%

Consumer, Cyclical — 9.0%
Aptiv PLC	60,622	$5,751,815
Delphi Technologies PLC	35,733	1,973,552

		7,725,367

Consumer, Non-cyclical — 18.8%
Allergan PLC (Ireland)	10,232	1,844,420
Anthem, Inc.	19,570	4,850,424
Celgene Corp.*	30,510	3,086,392
Danaher Corp.	9,650	977,352
IQVIA Holdings, Inc.*	32,614	3,332,825
Sabre Corp.	99,755	2,071,911

		16,163,324

Energy — 3.2%
Schlumberger Ltd.	37,519	2,760,648

Financial — 19.3%
Equinix, Inc.	5,535	2,519,477
Progressive Corp. (The)	74,358	4,022,768
Raymond James Financial, Inc.	39,190	3,777,524
SVB Financial Group*	9,166	2,259,877
Synchrony Financial	101,232	4,016,886

		16,596,532

Industrial — 15.1%
Keysight Technologies, Inc.*	113,976	5,324,959

	Number of Shares	Value

COMMON STOCKS — (Continued)

Industrial — (Continued)
XPO Logistics, Inc.*	81,733	$7,718,865

		13,043,824

Technology — 32.9%
Alphabet, Inc., Class A*	4,232	5,003,155
Autodesk, Inc.*	45,547	5,266,144
CommScope Holding Co., Inc.*	75,657	2,922,630
DXC Technology Co.	40,617	4,043,422
Facebook, Inc., Class A*	24,992	4,670,755
First Data Corp., Class A*	123,363	2,183,525
Visa, Inc., Class A	34,559	4,293,265

		28,382,896

TOTAL COMMON STOCKS (Cost $59,719,834)		84,672,591

TOTAL INVESTMENTS - 98.3% (Cost $59,719,834)		84,672,591

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%		1,427,960

NET ASSETS - 100.0%		$86,100,551

*	Non-income producing.

PLC  Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

1

LATEEF FOCUSED GROWTH FUND

(formerly Lateef Fund)

Notes to the Quarterly Portfolio of Investments

January 31, 2018

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Lateef Focused Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

LATEEF FOCUSED GROWTH FUND

(formerly Lateef Fund)

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$84,672,591	$84,672,591	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Fund.

3

LATEEF FOCUSED GROWTH FUND

(formerly Lateef Fund)

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

B. Federal Tax Cost:

As of the January 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

Federal tax cost*	$59,719,834

Gross unrealized appreciation	$25,078,520
Gross unrealized depreciation	(125,763)

Net unrealized appreciation	$24,952,757

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent Fund’s prospectus filed with the Securities and Exchange Commission.

4

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Portfolio of Investments

January 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 100.3%
Consumer Discretionary — 31.4%
Best Buy Co., Inc.	13,839	$1,011,077
Carnival Corp. (Panama)	5,760	412,474
Ford Motor Co.	30,181	331,086
Gap, Inc. (The)	12,410	412,508
Kohl’s Corp.	7,669	496,721
Macy’s, Inc.	16,349	424,257
McDonald’s Corp.	540	92,416

		3,180,539

Energy — 13.1%
Andeavor	3,863	417,822
Marathon Petroleum Corp.	6,424	444,990
Valero Energy Corp.	4,859	466,318

		1,329,130

Financials — 33.2%
Aflac, Inc.	4,557	401,927
Allstate Corp. (The)	943	93,140
Arthur J Gallagher & Co.	1,449	98,996
Everest Re Group Ltd. (Bermuda)	1,508	346,538
Lincoln National Corp.	4,749	393,217
Navient Corp.	24,599	350,536
Principal Financial Group, Inc.	5,191	350,912
Progressive Corp. (The)	1,787	96,677
Torchmark Corp.	1,040	94,484
Unum Group	13,779	732,905
US Bancorp	1,507	86,110
XL Group Ltd. (Bermuda)	8,665	319,219

		3,364,661

Health Care — 2.1%
UnitedHealth Group, Inc.	915	216,653

	Number of Shares	Value

COMMON STOCKS — (Continued)
Industrials — 7.5%
Boeing Co. (The)	797	$282,433
General Dynamics Corp.	431	95,889
Illinois Tool Works, Inc.	611	106,112
Republic Services, Inc.	2,601	178,949
Roper Technologies, Inc.	347	97,365

		760,748

Information Technology — 13.0%
Amphenol Corp., Class A	2,163	200,662
Corning, Inc.	12,095	377,606
DXC Technology Co.	1,239	123,342
Harris Corp.	653	104,075
Hewlett Packard Enterprise Co.	14,496	237,734
Mastercard, Inc., Class A	603	101,907
Micro Focus International PLC, SP ADR	1,993	60,268
Texas Instruments, Inc.	1,016	111,425

		1,317,019

TOTAL COMMON STOCKS (Cost $8,273,113)		10,168,750

TOTAL INVESTMENTS - 100.3% (Cost $8,273,113)		10,168,750

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(28,808)

NET ASSETS - 100.0%		$10,139,942

PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

1

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2018

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Mount Lucas U.S. Focused Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$10,168,750	$10,168,750	$—	$—

*   Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

2

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Fund.

B. Federal Tax Cost:

As of the January 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$8,273,113

Gross unrealized appreciation	$1,946,734
Gross unrealized depreciation	(51,097)

Net unrealized appreciation	$1,895,637

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

January 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 98.7%
Alaska — 0.1%
Matanuska-Susitna AK, Prerefunded 09/01/19 at 100, 6.00%, 09/01/28, (AGC Insured)	380,000	406,915

Arizona — 2.1%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 5.50%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	6,178,200

California — 1.7%
California Health Facilities Financing Authority, Series A, 5.00%, 11/01/27	950,000	1,162,572
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	3,775,400

		4,937,972

Guam — 0.6%
Territory Of Guam, Series A, Prerefunded 11/15/19 at 100, 6.75%, 11/15/29	1,775,000	1,935,602

Hawaii — 89.3%
Hawaii County GO, Series A, Prerefunded 07/15/18 at 100, 6.00%, 07/15/26	1,655,000	1,689,904
Hawaii County GO, Series A, Prerefunded 03/01/20 at 100, 4.00%, 03/01/28	1,470,000	1,541,589

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii County GO, Series A, Callable 03/01/27 at 100, 5.00%, 09/01/31	5,045,000	5,964,905
Hawaii County GO, Series A, Callable 03/01/27 at 100, 5.00%, 09/01/34	5,775,000	6,757,039
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31	3,120,000	3,173,321
Hawaii Housing Finance & Development Corp., Series A, Callable 01/01/20 at 100, 1.90%, 01/01/21, (GNMA Collateral Insured)	5,000,000	5,000,900
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA/FHLMC Insured)	3,165,000	3,260,393
Hawaii State Airports System Revenue, AMT, Callable 08/01/23 at 100, 5.00%, 08/01/28	400,000	443,044
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/28	1,010,000	1,093,184

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	3,847,200
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/23	1,000,000	1,083,600
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	2,040,000	2,207,504
Hawaii State Airports System Revenue, Series A, 5.25%, 07/01/20	1,320,000	1,430,999
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/21	1,000,000	1,084,090
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, 4.00%, 07/01/23	500,000	546,895
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	1,330,000	1,497,447

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company Subsidiary, Callable 07/01/19 at 100, 6.50%, 07/01/39	1,000,000	1,063,420
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, 3.10%, 05/01/26	2,350,000	2,389,386
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,790,000	2,001,757
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	610,792
Hawaii State Department of Budget & Finance, Series A, Queens Health System, Callable 07/01/25 at 100, 5.00%, 07/01/35	10,000,000	11,299,100
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/21	1,370,000	1,506,877

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, Callable 04/01/27 at 100, 5.00%, 04/01/28	850,000	1,006,230
Hawaii State Department of Hawaiian Home Lands Revenue, Callable 04/01/27 at 100, 5.00%, 04/01/32	335,000	389,779
Hawaii State Department of Hawaiian Home Lands Revenue, ETM, 5.00%, 04/01/18	775,000	779,650
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Callable 11/01/27 at 100, 5.00%, 11/01/28	1,170,000	1,399,226
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Callable 11/01/27 at 100, 5.00%, 11/01/30	800,000	943,208
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Callable 11/01/27 at 100, 5.00%, 11/01/31	815,000	958,619
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/23	2,390,000	2,411,749

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/23	710,000	716,461
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/28	3,015,000	3,042,436
Hawaii State GO, Series DK, Unrefunded portion, Callable 05/01/18 at 100, 5.00%, 05/01/23	75,000	75,692
Hawaii State GO, Series DK, Unrefunded portion, Callable 05/01/18 at 100, 5.00%, 05/01/28	75,000	75,692
Hawaii State GO, Series DQ, Prerefunded 06/01/19 at 100, 5.00%, 06/01/23	1,660,000	1,738,020
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,178,740
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/30	1,765,000	1,968,257
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/22	155,000	172,850
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/23	1,790,000	1,996,136

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/25	885,000	986,917
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/26	1,150,000	1,282,434
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,620,000	1,806,559
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,155,000	1,288,010
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/31	1,730,000	1,929,227
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/29	300,000	335,136
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/30	1,235,000	1,379,643
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/31	1,095,000	1,223,246
Hawaii State GO, Series EA, 5.00%, 12/01/19	265,000	281,483
Hawaii State GO, Series EA, 5.00%, 12/01/21	2,000,000	2,238,980

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/24	55,000	62,784
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/26	1,450,000	1,655,204
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/26	85,000	97,029
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	740,000	844,725
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	90,000	102,737
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	740,000	844,725
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	20,000	22,830
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/24	100,000	114,397
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,365,000	1,561,519

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/27	345,000	394,670
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/28	340,000	388,950
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/24	305,000	353,098
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	445,000	516,431
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	110,000	127,657
Hawaii State GO, Series EH, Unrefunded portion, 5.00%, 08/01/23	345,000	397,851
Hawaii State GO, Series EH, Unrefunded portion, Callable 08/01/23 at 100, 5.00%, 08/01/24	895,000	1,032,606
Hawaii State GO, Series EL, 5.00%, 08/01/23	1,000,000	1,153,190
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/32	1,285,000	1,479,883
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/26	140,000	165,658

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EO, Unrefunded portion, Callable 08/01/24 at 100, 5.00%, 08/01/26	1,560,000	1,825,169
Hawaii State GO, Series EP, 5.00%, 08/01/24	1,000,000	1,169,320
Hawaii State GO, Series ET, 4.00%, 10/01/22	1,060,000	1,159,375
Hawaii State GO, Series EW, 5.00%, 10/01/18	2,000,000	2,047,780
Hawaii State GO, Series EY, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,980,000	3,523,910
Hawaii State GO, Series EZ, 5.00%, 10/01/21	4,000,000	4,459,320
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	5,890,400
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	2,000,000	2,184,700
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/01/30	10,000,000	11,833,700
Hawaii State GO, Series FK, 4.00%, 05/01/22	2,000,000	2,173,960
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 05/01/33	2,500,000	2,945,250
Hawaii State GO, Series FN, 5.00%, 10/01/26	5,000,000	5,989,700
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/36	4,000,000	4,675,840
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.75%, 07/01/24	220,000	233,380

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,125,000	3,388,281
Hawaii State Highway Fund Revenue, Series A, 4.00%, 01/01/19	380,000	388,903
Hawaii State Highway Fund Revenue, Series A, 5.00%, 01/01/21	1,250,000	1,367,512
Hawaii State Highway Fund Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,157,584
Hawaii State Highway Fund Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,256,192
Hawaii State Highway Fund Revenue, Series B, Callable 07/01/26 at 100, 5.00%, 01/01/28	875,000	1,041,504
Hawaii State Highway Fund Revenue, Series B, Callable 07/01/26 at 100, 5.00%, 01/01/29	5,000,000	5,922,250
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/24	510,000	598,980

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/27	300,000	349,011
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,523,344
Honolulu City & County Board of Water Supply, System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,762,680
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,015,000	1,042,354
Honolulu City & County GO, Series A, Prerefunded 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,155,954
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/25	4,855,000	5,553,974
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	3,365,000	3,849,459
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,542,118

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/31	450,000	514,787
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,970,000	2,253,621
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,000,000	3,479,190
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/37	400,000	460,600
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/38	225,000	258,586
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,148,530
Honolulu City & County GO, Series A, ETM, 5.00%, 11/01/22	2,000,000	2,287,940
Honolulu City & County GO, Series A, Refunding, 5.00%, 04/01/18	210,000	211,266
Honolulu City & County GO, Series A, Refunding, 5.00%, 10/01/19	1,000,000	1,057,110
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	1,000,000	1,048,420

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, Callable 11/01/22 at 100, 5.00%, 11/01/23	2,050,000	2,340,116
Honolulu City & County GO, Series B, Callable 12/01/20 at 100, 5.00%, 12/01/25	2,280,000	2,485,040
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/18	1,000,000	1,024,020
Honolulu City & County GO, Series B, Refunding, 5.00%, 12/01/18	1,000,000	1,029,860
Honolulu City & County GO, Series B, Refunding, 5.00%, 08/01/19	1,220,000	1,283,172
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/22	1,000,000	1,141,070
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/25	2,300,000	2,751,835
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,000,000	2,366,580
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	3,500,000	4,106,725
Honolulu City & County GO, Series D, Prerefunded 09/01/19 at 100, 4.00%, 09/01/21	250,000	259,923

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series E, Refunding, Callable 09/01/27 at 100, 5.00%, 09/01/30	1,500,000	1,793,700
Honolulu City & County GO, Variable Honolulu Rail Transit Project, SIFMA + 0.30%, Callable 09/01/18 at 100, 1.46%, 09/01/22(a)	1,500,000	1,500,585
Honolulu City & County Waste Water System Revenue, Refunding, Junior Series A, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,631,760
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, 5.00%, 07/01/20	250,000	269,860
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	3,000,000	3,551,400
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	1,000,000	1,177,830

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Series A, Callable 07/01/25 at 100, 5.00%, 07/01/29	100,000	116,894
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Series A, Callable 01/01/28 at 100, 5.00%, 07/01/36	2,000,000	2,345,460
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Series B, Refunding, 4.00%, 07/01/21	545,000	585,831
Honolulu City & County Waste Water System Revenue, Senior, Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 07/01/35	125,000	144,774
Kauai County GO, 5.00%, 08/01/23	300,000	346,971
Kauai County GO, 5.00%, 08/01/27	250,000	303,252
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/31	250,000	297,655
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 08/01/33	270,000	289,859
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/42	775,000	902,270

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,042,710
Kauai County GO, Series A, Refunding, 5.00%, 08/01/19	260,000	273,424
Kauai County GO, Series A, Refunding, 5.00%, 08/01/22	315,000	357,774
Kauai County GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,322,571
Maui County GO, Refunding, 5.00%, 06/01/19	500,000	523,365
Maui County GO, Refunding, 5.00%, 06/01/20	3,075,000	3,313,159
Maui County GO, Refunding, 5.00%, 06/01/21	1,500,000	1,659,585
Maui County GO, Refunding, 5.00%, 06/01/23	300,000	346,761
University of Hawaii Revenue, Series A, Callable 10/01/19 at 100, 5.25%, 10/01/34	1,000,000	1,061,200
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	170,000	176,899
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	665,000	738,802
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,148,530

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	3,600,000	4,245,984
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/31	1,000,000	1,171,530
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/36	3,000,000	3,491,790
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/37	2,000,000	2,324,220

		267,390,370

Illinois — 1.3%
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	4,023,327

Massachusetts — 0.9%
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Contract Assistance, Series B, Refunding, Callable 01/01/20 at 100, 5.00%, 01/01/23	2,500,000	2,661,500

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
New Jersey — 0.1%
Passaic Valley Sewage Commission Revenue, Series G, Refunding, 5.75%, 12/01/21	300,000	339,618

Texas — 2.6%
Austin Independent School District, Series B, Refunding, 5.00%, 08/01/25, (PSF-GTD Insured)	2,500,000	2,971,875
Galveston County GO, CAB, OID, Series RD, 0.00%, 02/01/24, (NATL-RE Insured)	2,630,000	2,279,395
Houston Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,495,340
Texas State Transportation Commission Mobility Fund GO, Callable 04/01/24 at 100, 5.00%, 10/01/27	1,000,000	1,157,420

		7,904,030

TOTAL MUNICIPAL BONDS (Cost $292,009,423)		295,777,534

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.21%(b)	3,914,561	3,914,561

TOTAL REGISTERED INVESTMENT COMPANY (Cost $3,914,561)		3,914,561

TOTAL INVESTMENTS - 100.0% (Cost $295,923,984)		299,692,095
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)% .		(89,524)

NET ASSETS - 100.0%		$299,602,571

(a)	Variable rate investments. The rate shown is based on the latest available information as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2018.

Portfolio holdings are subject to change at any time.

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp.
Custodial Receipts
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage
Association
GO	General Obligation
OID	Original Issue Discount
MWC	Make Whole Callable
NATL-RE	National Reinsurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
SIFMA	The Securities Industry and Financial
Markets Association Municipal Swap Index

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

January 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 100.4%

Colorado — 0.9%
Boulder County Sales and Use Tax Revenue, Open Space, 5.00%, 12/15/18, (MAC Insured)	500,000	515,580

Florida — 1.2%
JEA Electric System Revenue, Sub-Series A, 5.00%, 10/01/18	650,000	665,483

Hawaii — 93.9%
Hawaii County GO, Series A, 5.00%, 09/01/20	1,000,000	1,085,070
Hawaii County GO, Series A, OID, Callable 07/15/18 at 100, 5.00%, 07/15/21	120,000	121,992
Hawaii County GO, Series B, Refunding, 4.00%, 09/01/19	1,185,000	1,230,907
Hawaii Housing Finance & Development Corp., Hale-Kewalo Apartments, Series A, Callable 01/01/20 at 100, 1.90%, 01/01/21, (GNMA Collateral Insured)	650,000	650,117
Hawaii Housing Finance & Development Corp., HSG-Kuhio PK Terrace, Series A, 3.00%, 04/01/18	115,000	115,259

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii Housing Finance & Development Corp., Refunding, Series A, 2.70%, 07/01/18, (GNMA/FNMA/FHLMC Insured)	455,000	457,034
Hawaii Housing Finance & Development Corp., Series B, 2.95%, 07/01/19, (GNMA/FNMA/FHLMC Insured)	30,000	30,374
Hawaii State Airports System Revenue, AMT, Callable 08/01/2023 at 100, 5.00%, 08/01/27	260,000	288,956
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/19	135,000	141,584
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/21	2,000,000	2,206,760
Hawaii State Airports System Revenue, Refunding, AMT, OID, Callable 07/01/21 at 100, 4.13%, 07/01/24	500,000	523,245
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/18	830,000	841,994

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/22	200,000	225,806
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/18	1,355,000	1,369,024
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/19	400,000	412,852
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/22	40,000	45,306
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/24	495,000	577,012
Hawaii State Department of Budget & Finance, Series B, Pacific Health Obligation, 3.00%, 07/01/19	55,000	56,002
Hawaii State Department of Hawaiian Home Lands, OID, Callable 04/01/19 at 100, 5.13%, 04/01/21	20,000	20,833

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands, OID, Callable 04/01/19 at 100, 5.50%, 04/01/23	125,000	130,745
Hawaii State Department of Hawaiian Home Lands, Refunding, 4.00%, 04/01/20	1,555,000	1,632,672
Hawaii State GO, Series DQ, Prerefunded, Callable 06/01/19 at 100, 5.00%, 06/01/24	185,000	193,695
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/24	960,000	1,094,458
Hawaii State GO, Series FG, 3.00%, 10/01/20	1,000,000	1,035,030
Hawaii State GO, Series FG, 5.00%, 10/01/22	310,000	352,839
Hawaii State GO, Series FK, 4.00%, 05/01/20	500,000	526,035
Hawaii State GO, Series FK, 4.00%, 05/01/23	500,000	549,305
Hawaii State GO, Series FT, 3.00%, 01/01/23	1,000,000	1,045,790
Hawaii State GO, Series FT, 4.00%, 01/01/24	1,000,000	1,101,080

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/23	165,000	166,502
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/27	20,000	20,182
Hawaii State GO, Series DN, Prerefunded, Callable 08/01/18 at 100, 5.00%, 08/01/20	210,000	213,734
Hawaii State GO, Series DN, Prerefunded, OID, Callable 08/01/18 at 100, 5.00%, 08/01/21	95,000	96,689
Hawaii State GO, Series DN, Prerefunded, OID, Callable 08/01/18 at 100, 5.00%, 08/01/22	105,000	106,867
Hawaii State GO, Series DN, Prerefunded, OID, Callable 08/01/18 at 100, 5.25%, 08/01/25	130,000	132,471
Hawaii State GO, Series DQ, ETM, 5.00%, 06/01/18	90,000	91,108
Hawaii State GO, Series DQ, Prerefunded, Callable 06/01/19 at 100, 5.00%, 06/01/20	145,000	151,815
Hawaii State GO, Series DT, Refunding, 5.00%, 11/01/19	150,000	158,937

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State GO, Series DZ, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/30	935,000	1,042,675
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/22	190,000	211,880
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/23	190,000	211,880
Hawaii State GO, Series DZ, Prerefunded, ETM, 5.00%, 12/01/19	130,000	138,232
Hawaii State GO, Series DZ, Refunding, ETM, 5.00%, 12/01/20	255,000	277,488
Hawaii State GO, Series EA, Refunding, 4.00%, 12/01/20	1,025,000	1,091,030
Hawaii State GO, Series EA, Refunding, Callable 12/01/21 at 100, 5.00%, 12/01/23	1,025,000	1,149,906
Hawaii State GO, Series EE, ETM, 4.00%, 11/01/22	1,290,000	1,417,310
Hawaii State GO, Series EE, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	45,000	51,368

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State GO, Series EE, Unrefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	25,000	28,599
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/25	500,000	573,510
Hawaii State GO, Series EH, Prerefunded, Callable 08/01/23 at 100, 5.00%, 08/01/24	255,000	295,214
Hawaii State GO, Series EH, Unrefunded, Callable 08/01/23 at 100, 5.00%, 08/01/24	745,000	859,544
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/19	500,000	525,890
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/22	1,000,000	1,134,400
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/24	10,000	10,689
Hawaii State Harbor System Revenue, Series A, OID, Callable 07/01/20 at 100, 4.50%, 07/01/22	35,000	37,009

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State Highway Fund Revenue, OID, Callable 01/01/19 at 100, 5.50%, 01/01/25	140,000	145,244
Hawaii State Highway Fund Revenue, Series A, 5.00%, 01/01/20	545,000	579,782
Hawaii State Highway Fund Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,094,010
Hawaii State Highway Fund Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,065,690
Honolulu City & County GO, Series A, Callable 08/01/21 at 100, 5.00%, 08/01/26	700,000	778,106
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/20	320,000	345,421
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/22	650,000	736,684
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/23	515,000	594,753

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 3.00%, 07/01/24	350,000	368,806
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/26	105,000	122,495
Honolulu City & County GO, Series A, 3.00%, 10/01/19	1,000,000	1,024,380
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/20	90,000	93,726
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/26	60,000	62,484
Honolulu City & County GO, Series A, OID, Callable 08/01/21 at 100, 4.00%, 08/01/29	20,000	21,555
Honolulu City & County GO, Series A, Prerefunded, ETM, 5.00%, 04/01/18	175,000	176,064
Honolulu City & County GO, Series A, Prerefunded, ETM, 4.00%, 08/01/18	35,000	35,458

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Honolulu City & County GO, Series A, Unrefunded, 5.00%, 04/01/18	25,000	25,151
Honolulu City & County GO, Series B, 5.00%, 09/01/20	1,000,000	1,085,070
Honolulu City & County GO, Series B, 5.00%, 11/01/20	535,000	583,230
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 5.25%, 09/01/23	1,000,000	1,059,150
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 5.25%, 09/01/27	150,000	158,872
Honolulu City & County GO, Series D, ETM, 5.00%, 09/01/19	115,000	121,355
Honolulu City & County GO, Variable Honolulu Rail Transit Project, SIFMA + 0.30%, Callable 09/01/18 at 100, 1.46%, 09/01/22(a)	500,000	500,195
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/19	1,000,000	1,049,060

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/20	1,000,000	1,079,440
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/21	1,000,000	1,107,930
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Series A, 3.00%, 07/01/18	90,000	90,588
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Series A, Callable 07/01/2022 at 100, 5.00%, 07/01/23	500,000	567,815
Honolulu City & County Wastewater System Revenue, 2nd Bond Resolution, Refunding, Series A, Callable 07/01/18 at 100, 5.00%, 07/01/20, (AGM Insured)	125,000	126,896

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Refunding, Junior Series A, 5.00%, 07/01/19	815,000	853,810
Honolulu City & County Wastewater System Revenue, Refunding, Senior 1st Bond Resolution, Series B, 5.00%, 07/01/20	500,000	539,720
Honolulu City & County Wastewater System Revenue, Refunding, Senior 1st Bond Resolution, Series B, 4.00%, 07/01/21	500,000	537,460
Honolulu City & County Wastewater System Revenue, Refunding, Senior 1st Bond Resolution, Series S, 5.00%, 07/01/18	1,000,000	1,013,660
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,080,295
Honolulu City & County Wastewater System Revenue, Senior Series A, Callable 07/01/21 at 100, 5.25%, 07/01/36	35,000	39,103
Kauai Country GO, 2.00%, 08/01/19	200,000	201,476

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Kauai Country GO, 3.00%, 08/01/20	305,000	315,336
Kauai County GO, Refunding, Series A, 5.00%, 08/01/19	35,000	36,807
Kauai County GO, Refunding, Series A, 3.00%, 08/01/20	345,000	356,692
Kauai County GO, Refunding, Series A, 3.00%, 08/01/18	250,000	252,025
Kauai County GO, Refunding, Series A, 4.00%, 08/01/19	150,000	155,532
Kauai County GO, Refunding, Series A, 4.00%, 08/01/20	10,000	10,583
Maui County GO, Series B, 5.00%, 06/01/18	250,000	253,028
Maui County GO, Refunding, 5.00%, 06/01/18	475,000	480,752
Maui County GO, Refunding, 5.00%, 06/01/19	185,000	193,645
Maui County GO, Refunding, 5.00%, 09/01/19	320,000	337,530
Maui County GO, Refunding, 5.00%, 06/01/20	670,000	721,892
Maui County GO, Refunding, 5.00%, 06/01/21	225,000	248,938

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Maui County GO, Refunding, 5.00%, 09/01/21	20,000	22,268
University of Hawaii Revenue, Refunding, Series A, 2.00%, 10/01/18	230,000	230,938
University of Hawaii Revenue, Refunding, Series B, 4.00%, 10/01/23	525,000	579,768
University of Hawaii Revenue, Refunding, Series B, 4.00%, 10/01/24	500,000	555,490
University of Hawaii Revenue, Refunding, Series F, 5.00%, 10/01/21	500,000	556,285
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/18	30,000	30,517
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,385,000	1,417,991

		54,077,656

Iowa — 0.8%
University of Iowa Facilities Corp. Revenue, Medical Education & Biomed Research Facility, OID, 3.75%, 06/01/18	435,000	438,499

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Michigan — 0.1%
Michigan Municipal Bond Authority Revenue, Unrefunded Portion Clean Water Revolving, Callable 03/29/18 at 100, 5.00%, 10/01/18	70,000	70,225

Missouri — 0.8%
Kansas City Special Obligation Refunding & Improvement Revenue, Series B, 5.00%, 08/01/18	450,000	457,816

New York — 0.8%
New York City GO, Refunding, Series J, 5.00%, 08/01/18	470,000	478,686

Oklahoma — 0.9%
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/18	500,000	507,330

Texas — 1.0%
Austin City GO, Refunding, 5.00%, 09/01/24	500,000	587,000

TOTAL MUNICIPAL BONDS (Cost $57,736,805)		57,798,275

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 2.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.21%(b)	1,499,605	1,499,605

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,499,605)		1,499,605

TOTAL INVESTMENTS - 103.0% (Cost $59,236,410)		59,297,880
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%		(1,735,953)

NET ASSETS - 100.0%		$57,561,927

(a)	Variable rate investments. The rate shown is based on the latest available information as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2018.

Portfolio holdings are subject to change at any time.

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ETM	Escrowed To Maturity
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MAC	Municipal Assurance Corp
OID	Original Issue Discount
SIFMA	The Securities Industry and Financial
Markets Association Municipal Swap Index

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2018

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation – Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – the inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

The fair value of a Fund’s bonds is generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2018, in valuing each Fund’s investments carried at fair value:

Funds	Total Value at 01/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free
Securities Fund
Municipal Bonds	$295,777,534	$—	$295,777,534	$—
Registered Investment Company	3,914,561	3,914,561	—	—

Total	$299,692,095	$3,914,561	$295,777,534	$—

Pacific Capital Tax-Free
Short Intermediate Securities Fund
Municipal Bonds	$57,798,275	$—	$57,798,275	$—
Registered Investment Company	1,499,605	1,499,605	—	—

Total	$59,297,880	$1,499,605	$57,798,275	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2018, there were no transfers between Levels 1, 2 and 3.

B. Federal Tax Cost

As of the January 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Tax Cost of Securities*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Pacific Capital Tax-Free Securities Fund	$295,923,984	$6,397,257	$(2,629,146)	$3,768,111
Pacific Capital Tax-Free Short Intermediate Securities Fund	59,236,410	300,855	(239,385)	61,470

*	Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

POLEN GROWTH FUND

Portfolio of Investments

January 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.8%

Biotechnology — 3.3%
Regeneron Pharmaceuticals, Inc.*	170,509	$62,517,125

Business Services — 5.6%
Automatic Data Processing, Inc.	857,234	105,979,839

Credit Services — 9.1%
Mastercard, Inc., Class A	275,742	46,600,398
Visa, Inc., Class A	1,004,731	124,817,732

		171,418,130

Discount Stores — 3.2%
Dollar General Corp.	596,908	61,553,153

Drug Manufacturers - Specialty & Generic — 4.4%
Zoetis, Inc.	1,090,036	83,638,462

Footwear & Accessories — 5.4%
NIKE, Inc., Class B	1,511,956	103,145,638

Information Technology Services — 8.5%
Accenture PLC, Class A	572,867	92,059,727
Gartner, Inc.*	502,007	69,648,453

		161,708,180

Internet Content & Information — 14.6%
Alphabet, Inc., Class A*	45,877	54,236,707
Alphabet, Inc., Class C*	116,674	136,501,580
Facebook, Inc., Class A*	458,518	85,692,429

		276,430,716

Leisure — 4.3%
Priceline Group, Inc. (The)*	42,321	80,919,868

	Number of Shares	Value

COMMON STOCKS — (Continued)

Medical Devices — 4.4%
Align Technology, Inc.*	316,051	$82,805,362

Packaged Foods — 3.6%
Nestle SA, SP ADR	786,083	67,917,571

Restaurants — 4.3%
Starbucks Corp.	1,429,866	81,230,687

Software Application — 8.3%
Adobe Systems, Inc.*	790,563	157,922,865

Software Infrastructure — 12.1%
Microsoft Corp.	1,345,937	127,877,474
Oracle Corp.	1,960,686	101,151,791

		229,029,265

Specialty Retail — 4.7%
O’Reilly Automotive, Inc.*	332,792	88,086,714

TOTAL COMMON STOCKS (Cost $1,191,364,825)		1,814,303,575

TOTAL INVESTMENTS - 95.8% (Cost $1,191,364,825)		1,814,303,575
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%		79,066,516

NET ASSETS - 100.0%		$1,893,370,091

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

1

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

January 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 93.1%

Australia — 3.2%
CSL, Ltd.	8,687	$1,021,415

Cayman Islands — 11.2%
Alibaba Group Holding, Ltd., SP ADR*	6,071	1,240,245
Tencent Holdings, Ltd.	40,100	2,369,407

		3,609,652

Denmark — 3.0%
Coloplast A/S, Class B	6,525	580,085
Novo Nordisk A/S, SP ADR	7,368	408,924

		989,009

France — 2.4%
Essilor International SA	5,432	771,157

Germany — 3.2%
adidas AG	4,511	1,048,251

Ireland — 3.9%
Accenture PLC, Class A	7,847	1,261,013

Israel — 2.1%
Check Point Software Technologies, Ltd.*	6,655	688,194

Switzerland — 6.3%
Nestle SA, Registered Shares	15,474	1,336,675
SGS SA, Registered Shares	259	696,234

		2,032,909

United Kingdom — 2.4%
Reckitt Benckiser Group PLC	7,917	764,545

United States — 55.4%
Adobe Systems, Inc.*	8,949	1,787,652

	Number of Shares	Value

COMMON STOCKS — (Continued)

United States — (Continued)
Align Technology, Inc.*	5,173	$1,355,326
Alphabet, Inc., Class C*	1,876	2,194,807
Apple, Inc.	4,360	729,995
Automatic Data Processing, Inc.	7,912	978,161
Facebook, Inc., Class A*	7,303	1,364,858
Mastercard, Inc., Class A	7,977	1,348,113
Microsoft Corp.	6,849	650,724
NIKE, Inc., Class B	15,215	1,037,967
O’Reilly Automotive, Inc.*	3,776	999,469
Priceline Group, Inc. (The)*	469	896,751
Regeneron Pharmaceuticals, Inc.*	2,100	769,965
Starbucks Corp.	17,120	972,587
Visa, Inc., Class A	15,215	1,890,160
Zoetis, Inc.	12,277	942,014

		17,918,549

TOTAL COMMON STOCKS (Cost $22,478,363)		30,104,694

TOTAL INVESTMENTS - 93.1% (Cost $22,478,363)		30,104,694
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.9%		2,222,518

NET ASSETS - 100.0%		$32,327,212

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

POLEN INTERNATIONAL GROWTH FUND

Portfolio of Investments

January 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 94.8%

Australia — 3.4%
CSL, Ltd.	2,465	$289,834

Cayman Islands — 13.0%
Alibaba Group Holding, Ltd., SP ADR*	2,012	411,031
Tencent Holdings, Ltd.	11,800	697,232

		1,108,263

China — 3.9%
Baidu, Inc., SP ADR*	1,349	333,095

Denmark — 6.1%
Chr. Hansen Holding A/S	3,219	281,384
Coloplast A/S, Class B	2,627	233,545

		514,929

France — 5.9%
Dassault Systemes SE	3,100	357,379
Essilor International SA	1,041	147,786

		505,165

Germany — 7.6%
adidas AG	1,112	258,403
SAP SE	3,408	385,585

		643,988

Ireland — 15.0%
Accenture PLC, Class A	2,532	406,892
Experian PLC	12,213	281,483
ICON PLC*	3,858	422,528
Medtronic PLC	1,917	164,654

		1,275,557

Israel — 2.6%
Check Point Software Technologies, Ltd.*	2,106	217,781

Mexico — 1.9%
Wal-Mart de Mexico SAB de CV	66,128	165,429

	Number of Shares	Value

COMMON STOCKS — (Continued)

Netherlands — 3.7%
RELX NV	14,082	$311,827

Spain — 5.7%
Amadeus IT Group SA	3,905	302,752
Industria De Diseno Textil SA	5,207	186,325

		489,077

Switzerland — 7.2%
Nestle SA, Registered Shares	4,118	355,721
SGS SA, Registered Shares	95	255,375

		611,096

United Kingdom — 18.8%
Bunzl PLC	6,840	200,088
Compass Group PLC	12,307	259,123
Reckitt Benckiser Group PLC	3,479	335,967
Sage Group PLC (The)	37,112	395,154
Unilever PLC	7,290	412,587

		1,602,919

TOTAL COMMON STOCKS (Cost $7,049,257)		8,068,960

TOTAL INVESTMENTS - 94.8% (Cost $7,049,257)		8,068,960
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.2%		442,773

NET ASSETS - 100.0%		$8,511,733

*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

3

POLEN INTERNATIONAL GROWTH FUND

Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

4

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio of Investments

January 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 92.6%

Building Materials — 3.7%
Trex Co., Inc.*	964	$107,573

Business Services — 11.6%
Euronet Worldwide, Inc.*	781	73,313
ExlService Holdings, Inc.*	1,294	78,611
Healthcare Services Group, Inc.	2,307	127,300
WageWorks, Inc.*	916	55,464

		334,688

Capital Markets — 3.1%
MarketAxess Holdings, Inc.	463	90,845

Diagnostics & Research — 2.9%
Neogen Corp.*	1,429	84,334

Discount Stores — 5.6%
Ollie’s Bargain Outlet Holdings, Inc.*	2,929	162,706

Education & Training Services — 3.5%
Grand Canyon Education, Inc.*	1,086	100,987

Electronics Distribution — 4.1%
Littelfuse, Inc.	550	119,537

Health Information Services — 3.9%
Medidata Solutions, Inc.*	1,637	111,496

Information Technology Services — 2.2%
EPAM Systems, Inc.*	549	64,497

Leisure — 5.6%
Pool Corp.	1,197	161,882

Medical Care — 3.0%
AMN Healthcare Services, Inc.*	1,599	85,786

	Number of Shares	Value

COMMON STOCKS — (Continued)

Medical Devices — 2.5%
Masimo Corp.*	782	$73,696

Medical Distribution — 2.1%
Prestige Brands Holdings, Inc.*	1,464	61,239

Medical Instruments & Supplies — 5.5%
Cantel Medical Corp.	1,439	159,628

Personal Services — 2.5%
Nutrisystem, Inc.	1,673	72,357

Recreational Vehicles — 4.3%
Fox Factory Holding Corp.*	3,270	125,405

Restaurants — 3.0%
Texas Roadhouse, Inc.	1,465	86,025

Semiconductors — 3.3%
Monolithic Power Systems, Inc.	793	94,462

Software Application — 15.1%
Alarm.com Holdings, Inc.*	2,101	80,636
Blackbaud, Inc.	1,379	132,136
Paycom Software, Inc.*	1,210	110,884
Stamps.com, Inc.*	561	114,360

		438,016

Specialty Finance — 2.9%
LendingTree, Inc.*	232	85,341

Specialty Retail — 2.2%
Five Below, Inc.*	965	62,657

TOTAL COMMON STOCKS (Cost $2,600,499)		2,683,157

See accompanying Notes to the Quarterly Portfolio of Investments.

5

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

Value
TOTAL INVESTMENTS - 92.6% (Cost $2,600,499)	2,683,157
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.4%	213,946

NET ASSETS - 100.0%	$2,897,103

*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

6

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2018

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund and Polen U.S. Small Company Growth Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally

7

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of January 31, 2018, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 01/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Investments in Securities*	$1,814,303,575	$1,814,303,575	$—	$—

Polen Global Growth Fund
Australia	$1,021,415	$—	$1,021,415	$—
Cayman Islands	3,609,652	1,240,245	2,369,407	—
Denmark	989,009	408,924	580,085	—
France	771,157	—	771,157	—
Germany	1,048,251	—	1,048,251	—
Ireland	1,261,013	1,261,013	—	—
Israel	688,194	688,194	—	—
Switzerland	2,032,909	—	2,032,909	—
United Kingdom	764,545	—	764,545	—
United States	17,918,549	17,918,549	—	—

Total	$30,104,694	$21,516,925	$8,587,769	$—

8

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

	Total Value at 01/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen International Growth Fund
Common Stocks
Australia	$289,834	$—	$289,834	$—
Cayman Islands	1,108,263	411,031	697,232	—
China	333,095	333,095	—	—
Denmark	514,929	281,384	233,545	—
France	505,165	—	505,165	—
Germany	643,988	—	643,988	—
Ireland	1,275,557	994,074	281,483	—
Israel	217,781	217,781	—	—
Mexico	165,429	165,429	—	—
Netherlands	311,827	—	311,827	—
Spain	489,077	—	489,077	—
Switzerland	611,096	—	611,096	—
United Kingdom	1,602,919	—	1,602,919	—

Total	$8,068,960	$2,402,794	$5,666,166	$—

Polen U.S. Small Company Growth Fund
Investments in Securities*	$2,683,157	$2,683,157	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the

9

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.

For the period ended January 31, 2018, there were transfers from Level 2 to Level 1 of $281,384 due to foreign fair value adjustments in the Polen International Growth Fund. The Polen Growth Fund, Polen Global Growth Fund and Polen U.S. Small Company Growth Fund had no transfers between Levels 1, 2 and 3.

B. Federal Tax Cost

As of the January 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

	Federal Tax Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Polen Growth Fund	$1,191,364,825	$622,954,933	$(16,183)	$622,938,750
Polen Global Growth Fund	22,478,363	7,759,330	(132,999)	7,626,331
Polen International Growth Fund	7,049,257	1,019,703	—	1,019,703
Polen U.S. Small Company Growth Fund	2,600,499	108,788	(26,130)	82,658

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

10

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

January 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 91.5%

Consumer Discretionary — 20.9%
Carrols Restaurant Group, Inc.*	184,300	$2,294,535
Fiesta Restaurant Group, Inc.*	106,360	2,042,112
Fogo De Chao, Inc.*	129,585	1,684,605
Gildan Activewear, Inc. (Canada)	61,850	2,101,044
Stoneridge, Inc.*	125,717	3,059,952
Vista Outdoor, Inc.*	32,325	489,724
Visteon Corp.*	31,360	4,079,309

		15,751,281

Consumer Staples — 3.3%
SpartanNash Co.	102,719	2,503,262

Financials — 30.3%
Charter Financial Corp.	90,461	1,739,565
First Northwest Bancorp*	42,125	714,019
INTL FCstone, Inc.*	61,986	2,696,391
KKR & Co. LP	196,620	4,734,610
Northrim Bancorp, Inc.	26,200	876,390
OceanFirst Financial Corp.	41,560	1,099,262
Old National Bancorp	42,560	736,288
Oppenheimer Holdings, Inc., Class A	86,434	2,376,935
People’s United Financial, Inc.	30,972	609,219
Raymond James Financial, Inc.	32,600	3,142,314
State Bank Financial Corp.	49,600	1,513,296
Synovus Financial Corp.	37,014	1,865,135
Valley National Bancorp	57,059	717,232

		22,820,656

Health Care — 8.6%
Allergan PLC (Ireland)	15,927	2,871,001

	Number of Shares	Value

COMMON STOCKS — (Continued)

Health Care — (Continued)
Universal Health Services, Inc., Class B	15,825	$1,922,737
Zimmer Holdings, Inc.	12,980	1,650,018

		6,443,756

Industrials — 8.8%
Air Transport Services Group, Inc.*	110,900	2,756,974
Caesarstone Ltd. (Israel)*	41,695	883,934
CBIZ, Inc.*	34,063	562,039
DIRTT Environmental Solutions (Canada)*	524,400	2,442,341

		6,645,288

Information Technology — 9.5%
Avid Technology, Inc.*	88,500	477,900
Everi Holdings, Inc.*	350,271	2,711,097
QuinStreet, Inc.*	295,112	2,753,395
VASCO Data Security International, Inc.*	83,530	1,202,832

		7,145,224

Materials — 6.7%
Celanese Corp., Class A	13,970	1,510,995
Pope Resources LP	10,600	747,300
Tronox Ltd., Class A (Australia)	142,030	2,788,049

		5,046,344

Utilities — 3.4%
National Fuel Gas Co.	46,265	2,579,274

TOTAL COMMON STOCKS (Cost $40,752,994)		68,935,085

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

	Par Value	Value

U.S. TREASURY OBLIGATIONS — 8.1%
United States Treasury Bill, 1.17%, 02/15/18(a)	$1,500,000	$1,499,318
United States Treasury Bill, 1.23%, 03/01/18(a)	1,500,000	1,498,565
United States Treasury Bill, 1.31%, 03/22/18(a)	1,600,000	1,597,147
United States Treasury Bill, 1.38%, 04/12/18(a)	1,500,000	1,496,014

		6,091,044

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,091,004)		6,091,044

TOTAL INVESTMENTS - 99.6% (Cost $46,843,998)		75,026,129
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		321,341

NET ASSETS - 100.0%		$75,347,470

*	Non-income producing.
(a)	Rate disclosed represents the yield-to-maturity as of January 31, 2018.

PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2018

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Common Stocks*	$68,935,085	$68,935,085	$—	$—
US Treasury Obligations	6,091,044	—	6,091,044	—

Total Assets	$75,026,129	$68,935,085	$6,091,044	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

For the period ended January 31, 2018, there were no transfers between Levels 1, 2 and 3.

B. Federal Tax Cost:

As of the January 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$46,843,998

Gross unrealized appreciation	$28,555,230
Gross unrealized depreciation	(373,099)

Net unrealized appreciation	$28,182,131

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

QUALITY DIVIDEND FUND

Portfolio of Investments

January 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.2%

Aerospace & Defense — 4.3%
Boeing Co. (The)	9,497	$3,365,452

Beverages — 3.8%
Coca-Cola Co. (The)	61,866	2,944,203

Biotechnology — 3.8%
AbbVie, Inc.	26,737	3,000,426

Commercial Banks — 11.8%
Bank of Montreal (Canada)	36,257	2,984,314
Toronto-Dominion Bank (The) (Canada)	48,217	2,932,076
Wells Fargo & Co.	50,103	3,295,775

		9,212,165

Communications Equipment — 4.1%
Cisco Systems, Inc.	77,672	3,226,495

Containers & Packaging — 4.1%
International Paper Co.	50,787	3,192,471

Diversified Telecommunication Services — 8.0%
AT&T, Inc.	80,795	3,025,773
Verizon Communications, Inc.	59,529	3,218,733

		6,244,506

Electric Utilities — 6.4%
Duke Energy Corp.	32,047	2,515,690
Southern Co. (The)	54,782	2,471,216

		4,986,906

Food Products — 3.7%
General Mills, Inc.	48,977	2,864,665

Hotels, Restaurants & Leisure — 3.6%
McDonald’s Corp.	16,713	2,860,263

Household Products — 7.1%
Kimberly-Clark Corp.	24,287	2,841,579

	Number of Shares	Value

COMMON STOCKS — (Continued)

Household Products — (Continued)
Procter & Gamble Co. (The)	31,457	$2,715,997

		5,557,576

IT Services — 3.9%
International Business Machines Corp.	18,647	3,052,514

Oil, Gas & Consumable Fuels — 11.6%
Enbridge, Inc. (Canada)	76,778	2,812,378
ONEOK, Inc.	52,239	3,074,788
Valero Energy Corp.	33,175	3,183,805

		9,070,971

Pharmaceuticals — 7.6%
Merck & Co., Inc.	50,541	2,994,554
Pfizer, Inc.	79,786	2,955,273

		5,949,827

REITs — 7.0%
Digital Realty Trust, Inc.	24,137	2,702,137
Omega Healthcare Investors, Inc.	104,296	2,820,164

		5,522,301

Semiconductors & Semiconductor Equipment — 3.7%
QUALCOMM, Inc.	42,414	2,894,755

Tobacco — 3.7%
Philip Morris International, Inc.	27,357	2,933,491

TOTAL COMMON STOCKS (Cost $63,257,941)		76,878,987

See accompanying Notes to the Quarterly Portfolio of Investments.

1

QUALITY DIVIDEND FUND

Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

	Number of Shares	Value

EXCHANGE TRADED FUND — 0.5%
SPDR S&P Dividend ETF	4,082	$393,178

TOTAL EXCHANGE TRADED FUND (Cost $358,533)		393,178

TOTAL INVESTMENTS - 98.7% (Cost $63,616,474)		77,272,165

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		1,034,232

NET ASSETS - 100.0%		$78,306,397

REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2018

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Quality Dividend Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$76,878,987	$76,878,987	$—	$—
Exchange Traded Fund	393,178	393,178	—	—

Total Investments	$77,272,165	$77,272,165	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

For the period ended January 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Fund.

B. Federal Tax Cost:

As of the January 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$63,616,474

Gross unrealized appreciation	$14,302,288
Gross unrealized depreciation	(646,597)

Net unrealized appreciation	$13,655,691

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments

January 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 129.9%

Consumer Discretionary — 46.4%
Best Buy Co., Inc.	187,279	$13,682,604
GameStop Corp., Class A	409,863	6,889,797
Interpublic Group Of Cos, Inc. (The)	368,316	8,062,437
Kohl’s Corp.	228,249	14,783,688
L Brands, Inc.	191,473	9,590,883
Macy’s, Inc.	310,166	8,048,808
Nordstrom, Inc.	195,181	9,624,375
Six Flags Entertainment Corp.	145,690	9,842,816
Tapestry, Inc.	226,879	10,672,388
Tupperware Brands Corp.	140,845	8,135,207
Williams-Sonoma, Inc.	170,002	8,709,203

		108,042,206

Consumer Staples — 6.5%
Coca-Cola Co. (The)	211,356	10,058,432
Philip Morris International, Inc.	46,949	5,034,341

		15,092,773

Energy — 8.7%
Chevron Corp.	84,093	10,541,058
Exxon Mobil Corp.	110,091	9,610,944

		20,152,002

Health Care — 15.9%
AbbVie, Inc.	140,406	15,756,361
Gilead Sciences, Inc.	136,437	11,433,421
Pfizer, Inc.	267,199	9,897,051

		37,086,833

Industrials — 16.7%
Boeing Co. (The)	51,406	18,216,744
General Electric Co.	304,948	4,931,009
Pitney Bowes, Inc.	705,848	9,959,515

	Number of Shares	Value

COMMON STOCKS — (Continued)

Industrials — (Continued)
RR Donnelley & Sons Co.	719,856	$5,881,224

		38,988,492

Information Technology — 27.4%
CA, Inc.	284,204	10,188,714
Cisco Systems, Inc.	276,360	11,479,994
HP, Inc.	498,001	11,613,383
International Business Machines Corp.	53,065	8,686,741
QUALCOMM, Inc.	170,303	11,623,180
Seagate Technology PLC (Ireland)	187,470	10,348,344

		63,940,356

Telecommunication Services — 8.3%
AT&T, Inc.	245,774	9,204,236
Verizon Communications, Inc.	185,572	10,033,878

		19,238,114

TOTAL COMMON STOCKS (Cost $256,936,860)		302,540,776

REGISTERED INVESTMENT COMPANY — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.21%(a)	1,014,549	1,014,549

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,014,549)		1,014,549

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

Value
TOTAL INVESTMENTS - 130.3% (Cost $257,951,409)	$303,555,325
LIABILITIES IN EXCESS OF OTHER ASSETS - (30.3)%	(70,613,565)

NET ASSETS - 100.0%	$232,941,760

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2018.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2018

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The SkyBridge Dividend Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2018

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/18	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$302,540,776	$302,540,776	$—	$—
Registered Investment Company	1,014,549	1,014,549	—	—

Total Investments	$303,555,325	$303,555,325	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

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SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2018

(Unaudited)

For the period ended January 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Fund.

B. Federal Tax Cost:

As of the January 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund was as follows:

Federal tax cost*	$257,951,409

Gross unrealized appreciation	$59,615,849
Gross unrealized depreciation	(14,011,933)

Net unrealized appreciation	$45,603,916

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date March 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	March 22, 2018

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date	March 22, 2018

* Print the name and title of each signing officer under his or her signature.